Transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2019
Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
d.	Transactions with other related parties that are included in the consolidated statement of profit or loss and other comprehensive income as of December 31, 2017, 2018 and 2019, are as follows:

	2017		2018		2019
Commercial revenues:
Especialistas en Alta Cocina, S.A. de C.V. (Independent Director)	Ps.	28,093	Ps.	32,236	Ps.	34,039
Mayo 13, S.A. de C.V. (Independent Director)	Ps.	10,042	Ps.	9,443	Ps.	5,549
Otayconnect, S. de R.L. de C.V. (Shareholder)	Ps.	-	Ps.	300	Ps.	1,253
Promotora Cabo Real, S.A. de C.V. (Shareholder)	Ps.	22,225	Ps.	21,059	Ps.	28,910
Las Nuevas Delicias Gastronómicas, S. de R L. de C.V. (Shareholder)	Ps.	-	Ps.	-	Ps.	4,886
Diseños Pantera, S.A. de C.V. (Shareholder)	Ps.	-	Ps.	-	Ps.	298

	2017		2018		2019
Technical advisory:
Ingeniería y Economía del Transporte, S.A. (Shareholder)	Ps.	14,637	Ps.	8,896	Ps.	8,626
Advertising:
OTV (Shareholder)	Ps.	-	Ps.	477	Ps.	-
Other service:
Diseños Pantera, S.A. de C.V. (Shareholder)	Ps.	-	Ps.	-	Ps.	279

Key management personnel of entity or parent [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Total Amounts Paid to Key Management Personnel or Directors

e.	The total amounts paid to key management personnel or directors, for the years ended December 31, 2017, 2018 and 2019 were as follows:

	2017		2018		2019
Management	Ps.	28,587	Ps.	28,961	Ps.	37,226
Independent directors (7)	Ps.	6,205	Ps.	8,140	Ps.	8,523

Accounts receivable (payable) [Member] | Other related parties [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties
c.	Accounts receivable (payable) with other related parties that are in the consolidated statement of financial position as of December 31, 2017, 2018 and 2019, are integrated as follows:

	2017		2018		2019
Accounts receivable:
Especialistas en Alta Cocina, S.A. de C.V. (Independent director)	Ps.	—	Ps.	93	Ps.	3,523
Mayo 13, S.A. de C.V. (Independent director)	Ps.	417	Ps.	—	Ps.	729
OTV (Shareholder)	Ps.	5,950	Ps.	—	Ps.	—

	2017		2018		2019
Accounts payable:
Ingeniería y Economía del Transporte, S.A. (Shareholder)	Ps.	(3,777)	Ps.	(7,698)	Ps.	(3,079)
OTV (Shareholder)	Ps.	—	Ps.	(465)	Ps.	-

AMP [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties

Transactions with AMP, were entered into at prices comparable to those for transactions with independent parties and were as follows:

	2017		2018		2019
AMP, entity with significant influence
Expenses:
Technical assistance fees	Ps.	357,451	Ps.	411,477	Ps.	461,549
Services received	Ps.	—	Ps.	—	Ps.	5,558

Otay Tijuana Venture LLC [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Summary of Transactions Between Related Parties	Transactions were made as follows:
	2017		2018		2019
Non-airport access rights	Ps.	43,973	Ps.	3,737	Ps.	-